Real Estate Investments (Summary of Amortization Expense and Adjustments) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Amortization of leases			$ 25,841	$ 25,950	$ 2,870	$ 34,600	$ 30,808
Depreciation and Amortization [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of leases	$ 8,550	$ 8,650	25,841	25,950
Depreciation and Amortization [Member] | In-place leases [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of leases	8,550	8,650	25,841	25,950
Rental Income [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization (accretion) of leases	28	(416)	(507)	(1,249)
Rental Income [Member] | Above-market lease assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of leases	724	751	2,220	2,254
Rental Income [Member] | Below Market Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Accretion of leases	752	335	1,713	1,005
Property Operating Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Accretion of leases	0	0	1	0
Property Operating Expense [Member] | Above-Market Ground Leases [Member]
Finite-Lived Intangible Assets [Line Items]
Accretion of leases	$ 0	$ 0	$ 1	$ 0